UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       2/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $       96,642
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
AMERICAN EXPRESS CO.     COM            205816109      746    17,375          SOLE                   17,375      0      0
BERKSHIRE HATHAWAY - B   COM            084670702    6,397    79,857          SOLE                   78,632      0  1,225
BROWN & BROWN, INC.      COM            115236101   27,084 1,131,318          SOLE                1,116,323      0 14,995
EMMIS COMM.CL A          COM            291525103      419   551,655          SOLE                  551,135      0    520
GANNETT CO INC           COM            364730101    8,903   589,995          SOLE                  578,980      0 11,015
GARMIN LTD.              COM            H2906T109    2,898    93,501          SOLE                   90,111      0  3,390
HNI CORP                 COM            404251100      217     6,950          SOLE                    6,950      0      0
INTEL CORP.              COM            458140100      519    24,700          SOLE                   24,700      0      0
JOHNSON & JOHNSON        COM            478160104      220     3,565          SOLE                    3,565      0      0
LOWE'S COS, INC.         COM            548661107   12,814   510,930          SOLE                  504,420      0  6,510
MCDONALD'S CORP.         COM            581135101      384     5,000          SOLE                    5,000      0      0
MICROSOFT CORP.          COM            594918104      753    26,990          SOLE                   26,990      0      0
MOHAWK INDUSTRIES, INC.  COM            608190104    1,842    32,450          SOLE                   32,450      0      0
PEPSICO, INC.            COM            713448108      640     9,800          SOLE                    9,800      0      0
PROGRESSIVE CORP.        COM            743315103    5,947   299,300          SOLE                  295,755      0  3,545
STRYKER CORPORATION      COM            863667101    8,828   164,389          SOLE                  161,799      0  2,590
U.S. BANCORP             COM            902973304      232     8,600          SOLE                    8,600      0      0
WAL MART STORES          COM            931142103    1,489    27,610          SOLE                   27,610      0      0
WALGREEN CO.             COM            931422109    9,705   249,097          SOLE                  244,722      0  4,375
WALT DISNEY CO.          COM            254687106      398    10,600          SOLE                   10,600      0      0
WASHINGTON POST (CL B)   COM            939640108    6,207    14,122          SOLE                   13,903      0    219


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